                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [  ] ;  Amendment Number: ___
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        FORT WASHINGTON INVESTMENT ADVISORS, INC.
             -----------------------------------------
Address:     420 EAST FOURTH STREET
             ----------------------
             CINCINNATI, OH  45202
             ---------------------


Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     WILLIAM F. LEDWIN
Title:    PRESIDENT
Phone:    (513) 361-7610

Signature, Place, and Date of Signing:


/s/ William F. Ledwin                  Cincinnati, Oh                   8/9/2002
---------------------                  --------------                   --------
[Signature]                            [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     114,711,744

Form 13F Information Table Value Total:     3,429,474,334

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


         No.               Form 13F File Number               Name

         NONE

PAGE 1 OF 5  FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC. 6/30/2002

                                                             Item 4:
               Item 1:          Item 2:        Item 3:        Fair
           Name of Issuer      Title of        CUSIP         Market
                                Class          Number         Value

-----------------------------  ---------     -----------   ------------

Ace Ltd                             ord       G0070K103       7,778,182

Ingersoll Rand Ltd                com ClA     G4776G101      19,494,994

RSL Communications PLC Cl A         com       G7702U102               0


Transocean Inc                      ord       G90078109      15,612,255


Flextronics Intl Ltd                ord       Y2573F102      11,438,303


AFLAC, Inc                          com       001055102         778,880


AES Corp                            com       00130H105         155,283


AOL Time Warner                     com       00184A105      12,532,479

Alcoa Inc.                          com       013817101      21,075,776


Alltel Corp                         com       020039103      10,756,843


American Intl. Group                com       026874107       2,089,169


Amgen Inc.                          com       031162100       4,420,392


Analog Devices                      com       032654105      14,483,651


Anheuser Busch Cos. Inc.            com       035229103      24,669,750


Apollo Group Inc                  com Cl A    037604105       2,635,680


Applied Materials                   com       038222105       1,643,328


Aradigm Corp.                       com       038505103          78,534


Astrazeneca PLC                sponsored ADR  046353108       3,526,000


Automatic Data Processing           com       053015103         182,910


Automatic Data Processing           com       053015103      17,637,750


Bisys Group Inc.                    com       055472104       2,434,230


BJ Services Co                      com       055482103       2,624,853


BJ'S Wholesale Club Inc             com       05548J106      12,179,090


BP P.L.C.                      sponsored ADR  055622104         280,825


Bank of America Corp.               com       060505104      16,939,663


Bank of New York Inc.               com       064057102       1,251,653


Bank of New York Inc.               com       064057102     109,923,210


Banc One Corp.                      com       06423A103         358,441


Baxter International                com       071813109      10,203,054


Bed Bath & Beyond                   com       075896100       4,080,638


Bellsouth Corp                      com       079860102         686,889


Best Buy Co. Inc.                   com       086516101       1,706,463


Bristol Myers Squibb                com       110122108      11,691,881


Broadwing Inc                       com       111620100       3,121,950


Broadwing Inc                       com       111620100      22,053,179


Brocade Communications Sys I        com       111621108       1,682,450


CMS Energy Corp.                    com       125896100         573,705


CVS Corporation                     com       126650100      17,335,053


Cardinal Health                     com       14149Y108      17,966,232


Caremark RX Inc                     com       141705103       2,157,375


COLUMN TOTALS:                                              410,240,993


                                                    Item 6:                                                         Item 8:
                              Item 5:        Investment Discretion                                             Voting Authority
               Item 1:       Shares or   ---------------------------------     Item 7:                            Shares
           Name of Issuer    Principal      (a)     (b) Shared      (c)       Managers
                              Amount        sole    as Defined     Shared    See Instr. V.      (a) Sole          (b)         (c)
                                                    in Instr. V.    Other                                       Shared        None
--------------------------- ---------   ----------------------------------   ------------      ------------------------------------

Ace Ltd                       246,145    X                                                        246,145

Ingersoll Rand Ltd            426,960    X                                                        426,960

RSL Communications PLC Cl A    35,000    X                                                         35,000


Transocean Inc                501,196    X                                                        501,196


Flextronics Intl Ltd        1,604,250    X                                                      1,604,250


AFLAC, Inc                     24,340    X                                                         24,340


AES Corp                       28,650    X                                                         28,650


AOL Time Warner               851,970    X                                                        851,970

Alcoa Inc.                    635,770    X                                                        635,770


Alltel Corp                   228,869    X                                                        228,869


American Intl. Group           30,620    X                                                         30,620


Amgen Inc.                    105,549    X                                                        105,549


Analog Devices                487,665    X                                                        487,665


Anheuser Busch Cos. Inc.      493,395    X                                                        493,395


Apollo Group Inc               66,862    X                                                         66,862


Applied Materials              86,400    X                                                         86,400


Aradigm Corp.                  18,000    X                                                         18,000


Astrazeneca PLC                86,000    X                                                         86,000


Automatic Data Processing       4,200    X                                                          4,200


Automatic Data Processing     405,000                   X                         1                             405,000


Bisys Group Inc.               73,100    X                                                         73,100


BJ Services Co                 77,475    X                                                         77,475


BJ'S Wholesale Club Inc       316,340    X                                                        316,340


BP P.L.C.                       5,562    X                                                          5,562


Bank of America Corp.         240,757    X                                                        240,757


Bank of New York Inc.          37,086    X                                                         37,086


Bank of New York Inc.       3,256,984                   X                         1                           3,256,984


Banc One Corp.                  9,315    X                                                          9,315


Baxter International          229,540    X                                                        229,540


Bed Bath & Beyond             108,125    X                                                        108,125


Bellsouth Corp                 21,806    X                                                         21,806


Best Buy Co. Inc.              47,010    X                                                         47,010


Bristol Myers Squibb          454,937    X                                                        454,937


Broadwing Inc               1,200,750    X                                                      1,200,750

Broadwing Inc               8,481,992                   X                         1                           8,481,992


Brocade Communications Sys     96,250    X                                                         96,250


CMS Energy Corp.               52,250    X                                                         52,250


CVS Corporation               566,505    X                                                        566,505


Cardinal Health               292,562    X                                                        292,562


Caremark RX Inc               130,750    X                                                        130,750


COLUMN TOTALS:             22,065,937        -            -           -             3           9,921,961      12,143,976

PAGE 2 OF 5  FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC. 6/30/2002

                                                             Item 4:
               Item 1:          Item 2:        Item 3:        Fair
           Name of Issuer      Title of        CUSIP         Market
                                Class          Number         Value

-----------------------------  ---------     -----------   ------------

Caterpillar Inc Del                 com       149123101       8,736,351


Charter One Financial               com       160903100      21,086,492


Checkfree Corp New                  com       162813109          30,498


Checkfree Corp New                  com       162813109      12,347,780


ChevronTexaco Corp                  com       166764100      18,527,475


Chubb Corp                          com       171232101      16,403,298


Cincinnati Financial Corp           com       172062101       3,045,481


Cincinnati Financial Corp           com       172062101     239,047,270


Cisco Systems Inc.                  com       17275R102       7,329,958


Cintas Corporation                  com       172908105         117,891


Cintas Corporation                  com       172908105      81,122,045


Citigroup                           com       172967101      26,013,996


Colgate Palmolive                   com       194162103       3,796,293


Conagra Inc                         com       205887102         649,775


Concord EFS Inc                     com       206197105       4,731,980


Conoco, Inc.                        com       208251504      22,555,808


Constellation Energy Group I        com       210371100         682,155


Convergys Corporation               com       212485106         711,020


Convergys Corporation               com       212485106     141,015,564


Countrywide Credit Ind. Inc.        com       222372104         394,685


DTE Energy Co.                      com       233331107       1,964,160


Dominion Resources Inc/VA New       com       25746U109      15,643,391


Dow Chemical                        com       260543103         237,222


Du Pont de Nemours Co.              com       263534109      20,027,197


Emerson Electric                    com       291011104         476,239


Exxon Mobil Corporation             com       30231G102      12,478,433


Federal Home Loan Mtg. Corp.        com       313400301       5,691,600


Federal Natl Mtg Assoc.             com       313586109      26,465,925


Federated Dept Stores Inc Del       com       31410H101      14,698,528


Fifth Third Bancorp                 com       316773100      13,369,057


Fifth Third Bancorp                 com       316773100   1,368,353,572


First Virginia Banks Inc            com       337477103         241,290


Gannett Co.                         com       364730101         379,500


General Electric Co.                com       369604103      17,295,760


Goldman Sachs                       com       38141G104       9,466,185


Great Plains Energy Inc             com       391164100       2,299,550


Gric Communications Inc             com       398081109          15,706


Guidant Corp                        com       401698105      10,820,375


COLUMN TOTALS:                                            2,128,269,505


                                                         Item 6:                                                  Item 8:
                                  Item 5:        Investment Discretion                                       Voting Authority
               Item 1:           Shares or   ---------------------------------     Item 7:                      Shares
           Name of Issuer        Principal      (a)     (b) Shared      (c)       Managers         --------------------------------
                                  Amount        sole    as Defined     Shared    See Instr. V.      (a) Sole             (b)    (c)
                                                        in Instr. V.    Other                                          Shared   None
-----------------------------   ---------   ----------------------------------   ------------      --------------------------------

Caterpillar Inc Del               178,475    X                                                        178,475


Charter One Financial             613,336    X                                                        613,336


Checkfree Corp New                  1,950    X                                                          1,950


Checkfree Corp New                789,500               X                         1                                      789,500


ChevronTexaco Corp                209,350    X                                                        209,350


Chubb Corp                        231,685    X                                                        231,685


Cincinnati Financial Corp          65,452    X                                                         65,452


Cincinnati Financial Corp       5,137,487               X                         1                                    5,137,487


Cisco Systems Inc.                525,445    X                                                        525,445


Cintas Corporation                  2,385    X                                                          2,385


Cintas Corporation              1,641,150               X                         1                                    1,641,150


Citigroup                         671,329    X                                                        671,329


Colgate Palmolive                  75,850    X                                                         75,850


Conagra Inc                        23,500    X                                                         23,500


Concord EFS Inc                   157,000    X                                                        157,000


Conoco, Inc.                      811,360    X                                                        811,360


Constellation Energy Group I       23,250    X                                                         23,250


Convergys Corporation              36,500    X                                                         36,500


Convergys Corporation           7,238,992               X                         1                                    7,238,992


Countrywide Credit Ind. Inc.        8,180    X                                                          8,180


DTE Energy Co.                     44,000    X                                                         44,000


Dominion Resources Inc/VA New     236,305    X                                                        236,305


Dow Chemical                        6,900    X                                                          6,900


Du Pont de Nemours Co.            451,063    X                                                        451,063


Emerson Electric                    8,900    X                                                          8,900


Exxon Mobil Corporation           304,947    X                                                        304,947


Federal Home Loan Mtg. Corp.       93,000    X                                                         93,000


Federal Natl Mtg Assoc.           358,860    X                                                        358,860


Federated Dept Stores Inc Del     370,240    X                                                        370,240


Fifth Third Bancorp               200,586    X                                                        200,586


Fifth Third Bancorp            20,530,436               X                         1                                   20,530,436


First Virginia Banks Inc            4,500    X                                                          4,500


Gannett Co.                         5,000    X                                                          5,000


General Electric Co.              595,379    X                                                        595,379


Goldman Sachs                     129,055    X                                                        129,055


Great Plains Energy Inc           113,000    X                                                        113,000


Gric Communications Inc            10,401    X                                                         10,401


Guidant Corp                      357,935    X                                                        357,935


COLUMN TOTALS:                 42,262,683        -            -           -             5           6,925,118      35,337,565

PAGE 3 OF 5  FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC. 6/30/2002

                                                             Item 4:
               Item 1:          Item 2:        Item 3:        Fair
           Name of Issuer      Title of        CUSIP         Market
                                Class          Number         Value

-----------------------------  ---------     -----------   ------------


Harley Davidson Inc                 com       412822108       2,742,433


Health Management Assoc. New        CL A      421933102      18,404,305


Hewlett Packard                     com       428236103      17,083,972


Hilton Hotel 5% 5/15/06         Note 5% 5/1   432848AL3       2,816,250


Home Depot, Inc.                    com       437076102       3,721,373


Honeywell International             com       438516106       8,213,522


ITC Deltacom                        com       45031T104               -


Illinois Tool Works                 com       452308109         648,850

Intel Corp.                         com       458140100      14,461,107


Int'l. Business Machines            com       459200101      13,717,944


Interpublic Group Cos Inc           com       460690100      15,185,927


Ishares DJ US Tel              NASDQ BIO INDX 464287556         452,625


J P Morgan Chase & Co               com       46625H100      15,008,481


Johnson & Johnson                   com       478160104       4,388,534


Kimberly Clark                      com       494368103      27,156,000


King Pharmaceutials                 com       495582108       2,578,818


Kohls Corp                          com       500255104       1,872,888


LSI Logic Corp                      com       502161102      10,392,638


Laboratory Corp of Amer Hldgs     com new     50540R409       1,952,679


Lanvision Systems                   com       516555109         101,850


Lehman Brothers Holdings Inc        com       524908100      13,839,115


Lexmark                             com       529771107      23,262,256


Lincoln National Corp.              com       534187109      20,994,750


Loews Corp                          com       540424108         211,960


Lowes Co. Inc.                      com       548661107       4,929,078


Luxottica Grp SPA              sponsored adr  55068R202         562,400


Magna International                 cl a      559222401      22,015,476


Manor Care Inc New                  com       564055101      14,092,100


Masco Corp                          com       574599106      24,583,755


May Department Stores               com       577778103         220,631


McCormick & Co. Inc             com non vtg   579780206         524,013


McDonalds Corporation               com       580135101      22,104,484


Medtronic, Inc.                     com       585055106       5,471,945


Merck & Co., Inc.                   com       589331107         851,866


Microsoft Corp.                     com       594918104       7,634,206


Minnesota Mining & Mfg              com       604059105         268,755


National Equipment Services         com       635847106         179,800


Nisource Inc                        com       65473P105       2,976,848


Nortel Networks Corp                com       656568102          55,535


Northwestern Corp                   com       668074107       4,712,100


COLUMN TOTALS:                                              330,391,269

                                                       Item 6:                                                   Item 8:
                                 Item 5:        Investment Discretion                                       Voting Authority
               Item 1:          Shares or   ---------------------------------     Item 7:                       Shares
           Name of Issuer       Principal      (a)     (b) Shared      (c)       Managers         ---------------------------------
                                 Amount        sole    as Defined     Shared    See Instr. V.      (a) Sole         (b)      (c)
                                                       in Instr. V.    Other                                      Shared     None
-----------------------------  ---------   ----------------------------------   ------------      --------------------------------


Harley Davidson Inc               53,490    X                                                         53,490


Health Management Assoc. New     913,365    X                                                        913,365


Hewlett Packard                1,118,061    X                                                      1,118,061


Hilton Hotel 5% 5/15/06        3,000,000    X                                                      3,000,000


Home Depot, Inc.                 101,317    X                                                        101,317


Honeywell International          233,140    X                                                        233,140


ITC Deltacom                      40,000    X                                                         40,000


Illinois Tool Works                9,500    X                                                          9,500

Intel Corp.                      791,522    X                                                        791,522


Int'l. Business Machines         190,527    X                                                        190,527


Interpublic Group Cos Inc        613,325    X                                                        613,325


Ishares DJ US Tel                  8,875    X                                                          8,875


J P Morgan Chase & Co            442,467    X                                                        442,467


Johnson & Johnson                 83,975    X                                                         83,975


Kimberly Clark                   438,000    X                                                        438,000


King Pharmaceutials              115,902    X                                                        115,902


Kohls Corp                        26,725    X                                                         26,725


LSI Logic Corp                 1,187,730    X                                                      1,187,730


Laboratory Corp of Amer Hldgs     42,775    X                                                         42,775


Lanvision Systems                 35,000    X                                                         35,000


Lehman Brothers Holdings Inc     221,355    X                                                        221,355


Lexmark                          427,615    X                                                        427,615


Lincoln National Corp.           499,875    X                                                        499,875


Loews Corp                         4,000    X                                                          4,000


Lowes Co. Inc.                   108,570    X                                                        108,570


Luxottica Grp SPA                 29,600    X                                                         29,600


Magna International              319,760    X                                                        319,760


Manor Care Inc New               612,700    X                                                        612,700


Masco Corp                       906,815    X                                                        906,815


May Department Stores              6,700    X                                                          6,700


McCormick & Co. Inc               20,350    X                                                         20,350


McDonalds Corporation            776,959    X                                                        776,959


Medtronic, Inc.                  127,700    X                                                        127,700


Merck & Co., Inc.                 16,822    X                                                         16,822


Microsoft Corp.                  139,565    X                                                        139,565


Minnesota Mining & Mfg             2,185    X                                                          2,185


National Equipment Services      116,000    X                                                        116,000


Nisource Inc                     136,365    X                                                        136,365


Nortel Networks Corp              38,300    X                                                         38,300


Northwestern Corp                278,000    X                                                        278,000


COLUMN TOTALS:                14,234,932    -            -           -             -              14,234,932               -

PAGE 4 OF 5  FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC. 6/30/2002

                                                             Item 4:
               Item 1:          Item 2:        Item 3:        Fair
           Name of Issuer      Title of        CUSIP         Market
                                Class          Number         Value

-----------------------------  ---------     -----------   ------------

Ohio Casualty                       com       677240103       4,180,000


Ohio Casualty                       com       677240103      25,443,660


Omnicare Inc 5% 12/1/07         SDCV 5% 12/0  681904AD0      12,708,138


Oracle Corp.                        com       68389X105         138,290


PepsiCo, Inc.                       com       713448108       5,667,356


Pfizer Inc.                         com       717081103      10,163,510


Pharmacia Corp                      com       71713U102         307,090


Philip Morris Companies Inc         com       718154107         491,182


Phillips Petroleum Co               com       718507106         235,520


Piedmont Natural Gas Co             com       720186105         236,672


Pitney Bowes Inc.                   com       724479100         285,984


Procter & Gamble                    com       742718109       2,711,595


Provident Financial Group           com       743866105         243,191


Puget Energy Inc New                com       745310102       1,858,500


QLogic Corp                         com       747277101       1,207,275


SBC Communications Inc              com       78387G103      11,525,158


SEI Investments Co                  com       784117103       2,523,328


SLM Corporation                     com       78442P106       3,982,978


Safeway Inc                       com new     786514208      12,762,744


Sara Lee Corp.                      com       803111103         247,680


Schlumberger Ltd.                   com       806857108       1,460,100


Selectica Inc                       com       816288104         131,010


J M. Smucker Co.                  com new     832696405         214,814


Song Networks Hldg Aktiebolag  sponsored ADR  83544Q101               0


Sprint  Corp                    com FON Grp   852061100         538,988


Stifel Financial Corp               com       860630102      12,747,650


Sun MicroSystems                    com       866810104         382,353


Sungard Data Systems                com       867363103       3,800,542


Tyco International Ltd New          com       902124106      10,229,637


US Bancorp. Del                   com new     902973304         705,988


US Bancorp. Del                   com new     902973304     363,792,300


UnionBancorp, Inc.                  com       908908106         504,495


Univision Communications Inc        CL A      914906102       3,929,082


U S Freightways Corp                com       916906100      10,536,002


Vectren Corporation                 com       92240G101         250,975


Veritas Software Co                 com       923436109       1,777,143


Verizon Communications              com       92343V104      14,674,424

Viacom Inc.                         CL A      925524100       3,285,594

Viasystems Group Inc                com       92553H100               0


Wachovia Corp. 2nd New              com       929903102         366,528


Wal-Mart Stores Inc                 com       931142103       5,027,749


Walgreen Co                         com       931422109       4,344,910


COLUMN TOTALS:                                              535,620,135


                                                       Item 6:                                                  Item 8:
                                 Item 5:        Investment Discretion                                     Voting Authority
               Item 1:          Shares or   ---------------------------------     Item 7:                      Shares
           Name of Issuer       Principal      (a)     (b) Shared      (c)       Managers           -------------------------------
                                 Amount        sole    as Defined     Shared    See Instr. V.      (a) Sole             (b)    (c)
                                                       in Instr. V.    Other                                          Shared   None
-----------------------------  ---------   ----------------------------------   ------------      ---------------------------------

Ohio Casualty                    200,000    X                                                        200,000


Ohio Casualty                  1,217,400                X                         1                                   1,217,400


Omnicare Inc 5% 12/1/07       13,430,000    X                                                     13,430,000


Oracle Corp.                      14,603    X                                                         14,603


PepsiCo, Inc.                    117,580    X                                                        117,580


Pfizer Inc.                      290,386    X                                                        290,386


Pharmacia Corp                     8,200    X                                                          8,200


Philip Morris Companies Inc       11,245    X                                                         11,245


Phillips Petroleum Co              4,000    X                                                          4,000


Piedmont Natural Gas Co            6,400    X                                                          6,400


Pitney Bowes Inc.                  7,200    X                                                          7,200


Procter & Gamble                  30,365    X                                                         30,365


Provident Financial Group          8,383    X                                                          8,383


Puget Energy Inc New              90,000    X                                                         90,000


QLogic Corp                       31,687    X                                                         31,687


SBC Communications Inc           377,874    X                                                        377,874


SEI Investments Co                89,575    X                                                         89,575


SLM Corporation                   41,104    X                                                         41,104


Safeway Inc                      437,230    X                                                        437,230


Sara Lee Corp.                    12,000    X                                                         12,000


Schlumberger Ltd.                 31,400    X                                                         31,400


Selectica Inc                     33,000    X                                                         33,000


J M. Smucker Co.                   6,294    X                                                          6,294


Song Networks Hldg Aktiebolag     27,375    X                                                         27,375


Sprint  Corp                      50,800    X                                                         50,800


Stifel Financial Corp          1,019,812                X                         1                                   1,019,812


Sun MicroSystems                  76,318    X                                                         76,318


Sungard Data Systems             143,525    X                                                        143,525


Tyco International Ltd New       757,190    X                                                        757,190


US Bancorp. Del                   30,235    X                                                         30,235


US Bancorp. Del               15,579,970                X                         1                                  15,579,970


UnionBancorp, Inc.                33,300    X                                                         33,300


Univision Communications Inc     125,130    X                                                        125,130


U S Freightways Corp             278,215    X                                                        278,215


Vectren Corporation                9,999    X                                                          9,999


Veritas Software Co               89,800    X                                                         89,800


Verizon Communications           365,490    X                                                        365,490

Viacom Inc.                       73,900    X                                                         73,900

Viasystems Group Inc              31,600    X                                                         31,600


Wachovia Corp. 2nd New             9,600    X                                                          9,600


Wal-Mart Stores Inc               91,397    X                                                         91,397


Walgreen Co                      112,475    X                                                        112,475


COLUMN TOTALS:                35,402,057        -            -           -             3          17,584,875      17,817,182

PAGE 5 OF 5  FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC. 6/30/2002

                                                             Item 4:
               Item 1:          Item 2:        Item 3:        Fair
           Name of Issuer      Title of        CUSIP         Market
                                Class          Number         Value

-----------------------------  ---------     -----------   ------------

Washington Mutual Inc.              com       939322103         397,077


Weatherford International           com       947074100       1,080,000


Wellpoint Health Network New        com       94973H108      19,414,373


Wells Fargo & Co New                com       949746101         240,288


Williams Cos Inc Del                com       969457100       2,519,544


Wyeth                               com       983024100       1,049,600


Xcel Energy Inc                     com       98389B100         251,550


COLUMN TOTALS:                                               24,952,432

GRAND TOTAL:                                              3,429,474,334

                                                       Item 6:                                                  Item 8:
                                 Item 5:        Investment Discretion                                      Voting Authority
               Item 1:          Shares or   ---------------------------------     Item 7:                        Shares
           Name of Issuer       Principal      (a)     (b) Shared      (c)       Managers         ---------------------------------
                                 Amount        sole    as Defined     Shared    See Instr. V.      (a) Sole           (b)      (c)
                                                       in Instr. V.    Other                                        Shared     None
-----------------------------  ---------   ----------------------------------   ------------      ---------------------------------

Washington Mutual Inc.            10,700    X                                                         10,700


Weatherford International         25,000    X                                                         25,000


Wellpoint Health Network New     249,510    X                                                        249,510


Wells Fargo & Co New               4,800    X                                                          4,800


Williams Cos Inc Del             420,625    X                                                        420,625


Wyeth                             20,500    X                                                         20,500


Xcel Energy Inc                   15,000    X                                                         15,000


COLUMN TOTALS:                   746,135        -            -           -             -             746,135               -

GRAND TOTAL:                 114,711,744                                              11          49,413,021      65,298,723
=============================================================================================================================